Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligations [Abstract]
Change in Asset Retirement Obligations
The change in ARO for the years ended December 31 is as follows:
millions of dollars 2023 2022
Balance, January 1 $

174 $

174
Accretion included in depreciation expense

9

9
Change in FX rate (1)

3
Additions -

1
Accretion deferred to regulatory asset (included in PP&E)

18

1
Liabilities settled (8) (1)
Revisions in estimated cash flows -

(13)
Balance, December 31 $

192 $

174